Related party transactions	12 Months Ended
Dec. 31, 2022
Related party transactions
Related party transactions

25. Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities.

Transactions with certain shareholders

The Group has commercial arrangements with two of the Group’s shareholders in the ordinary course of business, namely Alibaba and its subsidiaries (“Alibaba Group”), and Tencent and its subsidiaries (“Tencent Group”).

●	Transactions with Alibaba Group

The Group has commercial arrangements with Alibaba Group primarily related to ride hailing and enterprise solutions services within the China Mobility segment. The ride hailing and enterprise solutions services provided to Alibaba Group are conducted on an arm’s length basis compared with similar unrelated parties. All the revenues generated from Alibaba Group accounted for less than 0.2% of the Group’s total revenues for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group also has commercial arrangement with Alibaba Group primarily related to cloud communication services and information technology platform services. The costs and expenses related to these services that were provided by Alibaba Group accounted for less than 0.3% of the Group’s total costs and expenses for the years ended December 31, 2020, 2021 and 2022, respectively.

●	Transactions with Tencent Group

The Group has commercial arrangements with Tencent Group primarily related to ride hailing and enterprise solutions services, online advertising services as well as licensing services. The services provided to Tencent Group are conducted on an arm’s length basis compared with similar unrelated parties. All the revenues generated from Tencent Group accounted for less than 0.5% of the Group’s total revenues for the years ended December 31, 2020, 2021 and 2022, respectively.

The Group also has commercial arrangements with Tencent Group primarily related to payment processing services, colocation services and cloud communication services. The costs and expenses related to these services that were provided by Tencent Group accounted for less than 0.7% of the Group’s total costs and expenses for the years ended December 31, 2020, 2021 and 2022, respectively.

Amounts due from Alibaba Group and Tencent Group related to the above services were RMB66,641 and RMB45,162 as of December 31, 2021 and 2022, respectively.

25. Related party transactions (Continued)

Amounts due to the Alibaba Group and Tencent Group related to the above services were RMB140,557 and RMB198,102 as of December 31, 2021 and 2022, respectively.

In addition, the Group has made certain financing transactions and an equity investment together with Softbank. The agreements for Softbank’s investments in those financing transactions and the equity investment were conducted on fair value basis and are disclosed in Note 4, Note 10 and Note 21.

Transactions with Chengxin

Revenues generated from intra-city freight and ride hailing services provided to Chengxin were RMB277,350 for the year ended December 31, 2021 subsequent to Chengxin’s deconsolidation from the Group. The amount due from Chengxin relating to such services was RMB7,363 as of December 31, 2021.

The Group has a commercial framework arrangement with Chengxin under which the Group procured certain services from third vendors on behalf of Chengxin and charged Chengxin based on the actual cost of services provided by third party vendors, and shared a series of services with Chengxin, including services for middle and back offices, based on reasonable actual cost of the service agreed by both the Group and Chengxin. The procurement was accounted for as a settlement of liabilities by the Group on behalf of Chengxin. The share of services was accounted for as an allocation of costs and expenses from the Group to Chengxin. The amount due from Chengxin and advance payment made by Chengxin under the commercial framework arrangement above amounted to RMB10,750 and RMB87,961 as of December 31, 2021, respectively.

As described in Notes 4 and 27, Chengxin’s shareholders and board resolved to distribute all of its available assets to its shareholders, in accordance with the distribution sequences outlined in the Agreements. As a shareholder of Chengxin, the Group received its share of Chengxin’s assets of RMB1,935,171 upon the completion of the distribution in July 2022. Prior to the distribution, the Group’s transactions with Chengxin were insignificant.

Transactions with other investees

Other than the transactions disclosed above or elsewhere in the consolidated financial statements, the Group has commercial arrangements with certain of its investees to provide or receive technical support and other services. The amounts relating to these services provided or received represented less than 0.2% of the Group’s revenues or total costs and expenses for the years ended December 31, 2020, 2021 and 2022, respectively.